Discontinued Operation (Details) ¥ in Millions					1 Months Ended						12 Months Ended
	Nov. 12, 2021 USD ($)	Nov. 12, 2021 CNY (¥)	Jan. 02, 2020 USD ($)	Jan. 02, 2020 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 27, 2021
Discontinued Operation (Details) [Line Items]
Ownership interest percentage			100.00%	100.00%											100.00%
Cash consideration	$ 9,400,000	¥ 60.0	$ 5,700,000	¥ 39.9
Acquisition deposit received amount									$ 1,500,000	¥ 9.7
Additional amount received							$ 4,100,000	¥ 26.6
Remaining amount received					$ 600,000	¥ 3.6
Ownership interest percentage	100.00%	100.00%
Cash received													$ 2,100,000	¥ 15.0
Loss of disposition													$ 6,335,508
Remainingbalance amount											$ 1,067,945
Allowance for uncollectible balance											1,067,945
Beijing REIT [Member]
Discontinued Operation (Details) [Line Items]
Gain from the disposition							$ 2,231,270
Zhixin [Member]
Discontinued Operation (Details) [Line Items]
Cash received											$ 5,700,000	¥ 38.5